Consolidated Statement of Stockholders Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Deficit Accumulated [Member]	Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Sep. 02, 2008	$ 0
Beginning Balance (Shares) at Sep. 02, 2008	0
Common stock issued for cash	$ 5,000	$ 20,000				$ 25,000
Common stock issued for cash (Shares)	5,000,000
Net income				$ (19,525)		(19,525)
Ending Balance at Jul. 31, 2009	$ 5,000	20,000		(19,525)		5,475
Ending Balance (Shares) at Jul. 31, 2009	5,000,000
Common stock issued for cash	$ 3,000	27,000				30,000
Common stock issued for cash (Shares)	3,000,000
Common stock issued						$ 30,000
Common stock issued (Shares)						3,000,000
Net income				(24,141)		$ (24,141)
Ending Balance at Jul. 31, 2010	$ 8,000	47,000		(43,666)		11,334
Ending Balance (Shares) at Jul. 31, 2010	8,000,000
Net income				(18,818)		(18,818)
Ending Balance at Jul. 31, 2011	$ 8,000	47,000		(62,484)		(7,484)
Ending Balance (Shares) at Jul. 31, 2011	8,000,000
Sale of Goa Excursion		20,460				20,460
Donated rent		1,500				1,500
Net income				(30,944)		(30,944)
Ending Balance at Jul. 31, 2012	$ 8,000	68,960		(93,428)		(16,468)
Ending Balance (Shares) at Jul. 31, 2012	8,000,000
Contribution from shareholders		1,629,983				1,629,983
Donated rent		6,000				6,000
Other comprehensive income					$ 472	472
Net income				(87,589)		(87,589)
Ending Balance at Jul. 31, 2013	$ 8,000	1,704,943		(181,017)	472	1,532,398
Ending Balance (Shares) at Jul. 31, 2013	8,000,000
Common stock issued	$ 317,000		$ (317,000)
Common stock issued (Shares)	317,000,000
Common stock issued for the acquisition of Sanhe	$ 273,042	(273,042)
Common stock issued for the acquisition of Sanhe (Shares)	273,042,000
Contribution from shareholders		8,013,774				8,013,774
Donated rent		6,000				6,000
Other comprehensive income					7,552	7,552
Net income				(681,194)		(681,194)
Ending Balance at Jul. 31, 2014	$ 598,042	9,451,675	(317,000)	(862,211)	8,024	8,878,530
Ending Balance (Shares) at Jul. 31, 2014	598,042,000
Donated rent		6,000				6,000
Cancellation of issued shares	$ (7,000)		7,000
Cancellation of issued shares (Shares)	(7,000,000)
Other comprehensive income					7,492	7,492
Net income				657,460		657,460
Ending Balance at Jul. 31, 2015	$ 591,042	9,457,675	(310,000)	(204,751)	15,516	9,549,482
Ending Balance (Shares) at Jul. 31, 2015	591,042,000
Contribution from shareholders		250,000				250,000
Donated rent		6,000				6,000
Other comprehensive income					(694,964)	(694,964)
Net income				(608,184)		(608,184)
Ending Balance at Jul. 31, 2016	$ 591,042	$ 9,713,675	$ (310,000)	$ (812,935)	$ (679,448)	8,502,334
Ending Balance (Shares) at Jul. 31, 2016	591,042,000
Net income						(1,080,597)
Ending Balance at Apr. 30, 2017						$ 7,060,279